Pensions and Other Post-employment Benefits - Actuarial Assumptions and Sensitivity Analysis (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
DB Pension Plan
Disclosure of defined benefit plans [line items]
Rate of compensation expense	350.00%	350.00%
Minimum | DB Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.40%	3.50%
Minimum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.40%	3.70%
Maximum | DB Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.50%	3.80%
Maximum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.90%	4.10%
Discount rate | DB Pension Plan
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	CAD (9)
Impact on defined benefit obligation, decrease in assumption	CAD 11
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Discount rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	CAD (41)
Impact on defined benefit obligation, decrease in assumption	CAD 47
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Health care cost trend rate | DB Pension Plan
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Health care cost trend rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	CAD 47
Impact on defined benefit obligation, decrease in assumption	CAD (36)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)